INTERESTS IN JOINT OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
INTERESTS IN JOINT OPERATIONS
Schedule of joint operations

Figures in million - SA rand	2020	2019	2018
(Loss)/gain on foreign exchange differences	(16.4)	(63.2)	132.7
Profit before tax	4,814.5	2,061.6	677.7
Profit for the year	4,814.3	2,061.4	677.7
Non-current assets	799.7	945.7	1,115.7
Current assets	3,894.5	2,303.0	1,828.2
Non-current liabilities	(7.4)	-	-
Current liabilities	(436.3)	(353.1)	(271.3)
Net assets (50.0%)	4,250.5	2,895.6	2,672.6